General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of General and Administrative Expenses [Abstract]
Advertising and promotion	$ 3,497,087	$ 230,015
Insurance	4,777
Office and administrative	20,045	1,764
Rent	11,611	3,628
Transfer agent and filing fees	115,629	75,451
Travel expenses	3,018	5,001
Total general and administrative expenses	$ 3,652,167	$ 315,859